Income Taxes - Tax Effects of Temporary Differences Related to Deferred Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Deferred tax assets
Allowance for credit losses	$ 925,000	$ 865,000
Stock based compensation	185,000	241,000
Other real estate	175,000
Accrued expenses	172,000	61,000
Deferred compensation	585,000	513,000
Non-accrual loan interest	53,000	1,000
Lease liability	621,000	603,000
Net operating loss carryforward	715,000	561,000
Tax credit carryforward	930,000	474,000
Unrealized loss on securities available for sale	1,385,000	2,547,000
Other		12,000
Total deferred tax assets	5,746,000	5,878,000
Deferred tax liabilities
Depreciation	(734,000)	(433,000)
Deferred loan costs, net	(3,000)	(7,000)
FHLB stock dividends	(60,000)	(60,000)
Prepaid expenses	(32,000)	(36,000)
Intangibles		(30,000)
Right of use asset	(549,000)	(566,000)
Employee benefit expense	(985,000)	(735,000)
Total deferred tax liabilities	(2,363,000)	(1,867,000)
Net deferred tax asset	3,383,000	$ 4,011,000
Federal net operating loss	3,400,000
Tax credits	$ 930,000
Carry forward	20 years
Valuation allowance	$ 0